NOTE RECEIVABLES (Details Narrative) ¥ in Millions	3 Months Ended	12 Months Ended
	Mar. 24, 2021	Dec. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
NOTE RECEIVABLES
Note receivable from related party | ¥				¥ 30	¥ 30
Annual interest percentage	5.00%	5.00%
Accrued interest | $		$ 33,646	$ 57,026
Maturity date	Nov. 04, 2021	Nov. 04, 2021